Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17 - SUBSEQUENT EVENTS

The Company evaluated subsequent events from March 31, 2025, the date of these financial statements, through the date on which the financial statements were issued (the “Issuance Date”), for events requiring recording or disclosure in the financial statements as of and for the three months ended March 31, 2025. The Company concluded that no events have occurred that would require recognition or disclosure in the financial statements, except as described below.

Asset Purchase Transaction with Crowdkeep, Inc.

Asset Purchase Agreement

On May 13, 2025, the Company entered into an Asset Purchase Agreement (the “APA”) with Crowdkeep, Inc., a Delaware corporation (the “Seller”), pursuant to which, subject to the terms and conditions set forth in the APA, the Company acquired, upon the closing (the “Crowdkeep Closing”, and the date of such Crowdkeep Closing, the “Crowdkeep Closing Date”) certain assets of Seller relating to Seller’s IoT technology platform business (collectively, the “Crowdkeep Assets”), free and clear of any liens other than certain specified liabilities of Seller that are being assumed (collectively, the “Crowdkeep Liabilities” and such acquisition of the Crowdkeep Assets and assumption of the Crowdkeep Liabilities together, the “Crowdkeep Transaction”) in consideration for the issuance to the Seller of 4,065,689 shares of Common Stock (the “Purchase Price”).

Note Purchase Agreements and Convertible Promissory Notes

On April 17, 2025, and May 13, 2025, the Company and the majority stockholder of the Seller (“Crowdkeep Investor”), entered into two Note Purchase Agreements (the “Crowdkeep Note Purchase Agreements”). Pursuant to the Crowdkeep Note Purchase Agreements, the Crowdkeep Investor loaned to the Company an aggregate of $1,000,000 in two tranches (the “Crowdkeep Loans”), of which $500,000 was provided on April 17, 2025 and $500,000 was provided on May 13, 2025. In connection with the entry into the Crowdkeep Note Purchase Agreements the Company issued to the Crowdkeep Investor unsecured convertible promissory notes (the “Crowdkeep Convertible Notes”). The Crowdkeep Convertible Notes have an aggregate principal amount of $1,000,000, and the interest under the Crowdkeep Convertible Notes accrues at an annual rate of 8%. The maturity date of the Crowdkeep Convertible Notes are April 17, 2026, and May 13, 2026, respectively.

Pursuant to the terms of the Convertible Notes, upon an event of default, the outstanding principal amount of the applicable Crowdkeep Convertible Note, plus accrued but unpaid interest, will become immediately due and payable in full. Events of default include failure to pay any principal or interest amounts under the Crowdkeep Convertible Notes, failure to perform covenants in the Crowdkeep Convertible Notes and certain bankruptcy and insolvency conditions of the Company. The Company may prepay all or any portion of the Crowdkeep Convertible Notes at any time. The Crowdkeep Convertible Notes are convertible, in whole or in part, into shares of Common Stock (the “Crowdkeep Conversion Shares”) at the option of the Crowdkeep Investor, at a price per share of $5.00 subject to certain equitable adjustments. The Crowdkeep Convertible Notes will automatically convert on the date that the closing price of the Common Stock is at $7.50 or above for ten (10) consecutive trading days within any consecutive thirty (30) trading day period, equal to the lesser of (i) $7.50 per share and (ii) 20% multiplied by the VWAP (calculated as set forth in the Crowdkeep Convertible Notes) for the prior consecutive thirty (30) trading day period, in each case subject to certain equitable adjustments. The Crowdkeep Note Purchase Agreements and Crowdkeep Convertible Notes include other customary terms and conditions.

Lock-Up Agreements

In connection with the Crowdkeep APA and the Crowdkeep Note Purchase Agreements, the Seller and the Crowdkeep Investor entered into lock-up agreements pursuant to which the Seller and the Crowdkeep Investor agreed not to effect any sale, distribution or transfer of any of the shares of Common Stock received in the transaction or any Crowdkeep Conversion Shares will be subject to transfer restrictions and restrictions against selling short or hedging the Company’s securities for a period of six (6) months following the applicable closing of the APA or the Crowdkeep Note Purchase Agreement, respectively, subject to certain limited exceptions.

The form of lock-up agreement signed by the Seller is herein referred to as the “Crowdkeep Lock-Up Agreement” and the form of lock-up agreement signed by the Investor is herein referred to as the “Crowdkeep Noteholder Lock-Up Agreement.” The Crowdkeep Lock-Up Agreement and the Crowdkeep Noteholder Lock-Up Agreement have substantially similar terms, but the Crowdkeep Lock-Up Agreement provides for distributions by the Seller to the Seller’s stockholders, pro rata based on their ownership of Seller, subject to certain conditions.

Appointment of Chief Strategy Officer and Senior Vice President, Finance

On May 1, 2025, Randal V. Stephenson was appointed the Company’s Senior Vice President, Finance and Chief Strategy Officer.

19- SUBSEQUENT EVENTS

The Company evaluated subsequent events from December 31, 2024, the date of these financial statements, through the date on which the financial statements were issued (the “Issuance Date”), for events requiring recording or disclosure in the financial statements as of and for the year ended December 31, 2024. The Company concluded that no events have occurred that would require recognition or disclosure in the financial statements, except as described below.